Research and development expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research and development expenses
Labor	$ 5,471,136	$ 4,403,038	$ 2,763,805
Materials	2,383,730	3,253,593	2,618,226
Government grants		(476,985)	(1,087,344)
Research and development expenses	$ 7,854,866	$ 7,179,646	$ 4,294,687